Credit Risk - Summary of Other Segments Non Performing Loans and Advances (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Loans and advances to customers of which:	£ 199,482	£ 199,733
NPLs	1,868	2,110
Impairment loss allowances	£ 940	£ 921	£ 1,108
NPL ratio	1.21%	1.37%
Bottom of Range [member]
Disclosure of credit risk exposure [line items]
Coverage ratio	100.00%
Credit Risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers of which:	£ 12,135	£ 12,037
NPL ratio	1.00%	1.01%
Coverage ratio	174.00%	258.00%
Credit Risk [member] | Commercial Banking [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers of which:	£ 19,391	£ 19,381
NPLs	383	518
Impairment loss allowances	£ 195	£ 220
NPL ratio	1.98%	2.67%
Coverage ratio	51.00%	42.00%
Credit Risk [member] | Global Corporate Banking [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers of which:	£ 6,037	£ 5,659
NPLs	340	63
Impairment loss allowances	£ 236	£ 57
NPL ratio	5.63%	1.11%
Coverage ratio	69.00%	90.00%
Credit Risk [member] | Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers of which:	£ 5,905	£ 6,478
NPLs	20	73
Impairment loss allowances	£ 18	£ 61
NPL ratio	0.34%	1.12%
Coverage ratio	90.00%	84.00%